Transition Period Comparative Data - Schedule of Quarterly Financial Information (Details) (10-KT) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Research and development expenses	$ 1,063	$ 1,637	$ 591	$ 1,439	$ 4,438	$ 673
General and administrative expenses	693	803	2,476	2,121	6,629	1,039
Costs related to aborted IPO
Operating loss	(1,756)	(2,440)	(3,067)	3,560	(11,067)	(2,333)
Financial (income) expense, net	(1,245)	3,488	187	2,717	(6,977)	(1,360)
Loss (Income) before taxes on income	(3,001)	1,048	(2,880)	6,277	(18,044)	(3,693)
Taxes on income				6		27
Net (income) loss	3,001	(1,048)	2,880	(6,283)	18,044	3,720
Net unrealized loss (gain) on available-for-sale investments	(5)	(5)			2
Total comprehensive (income) loss	$ 2,996	$ (1,043)	$ 2,880	$ (6,283)	$ 18,042	$ 3,720
Net basic earnings (loss) per share of common stock		$ 0.15		$ (1.12)	$ (3.01)	$ (2.69)
Net diluted earnings (loss) per share of common stock		$ 0.14		$ (1.12)	$ (3.01)	$ (2.69)
Weighted average number of shares used in computing net basic earnings (loss) per share of common stock		7,196,048		5,617,762	6,002,052	1,448,363
Weighted average number of shares used in computing net diluted earnings (loss) per share of common stock		7,250,194		5,617,762	6,002,052	1,448,363
Depreciation	$ 14	$ 15	$ 10	$ 6	$ 38	$ 25
Stock-based compensation related to warrants, RSs and RSUs	80	147	1,821	1,877	4,385	365
Issuance of Common Stock to finder upon the conversion of Convertible Notes				18	18
Amortization of beneficial conversion feature and debt issuance costs related to Convertible Notes				1,046	1,046	1,050
Issuance cost related to warrants liability				457	457
Adjustment of liability warrants				2,434	2,434
Revaluation of warrants to purchase Common Stock	1,277	(3,494)	(151)	(1,308)	2,978
Imputed interest on Convertible Notes, loans from related parties and others	1		(2)	30	33	299
Other accounts receivables and prepaid expenses	(57)	50	(11)	99	(31)	(67)
Trade payables	(87)	173	(108)	20	141	404
Other accounts payable	(531)	313	(380)	410	(574)	291
Net cash used in operating activities	(2,304)	(1,748)	(1,701)	(2,212)	(7,119)	(692)
Investment in marketable securities	(33)	(9,403)			(2,000)
Proceeds from redemption of marketable securities	2,000	1,700			1,396
Purchase of property and equipment		(1)	(46)	(25)	(244)	2
Purchase price that has been paid upon the reverse merger				(295)	(295)
Net cash (used in) provided by investing activities	(1,967)	7,704	46	(320)	1,143	(14)
Proceeds from issuance of units consisting of Common Stock and warrants, net of issuance costs		8,984		9,889	9,889
Proceeds from loan from related parties and others				57	57	340
Maturity of loan and interest from related parties and others			(177)	(241)	(418)
Repayment of bank loan			(28)	(14)	(42)	(431)
Treasury shares				(25)	(25)
Net cash provided by financing activities		8,984	(205)	9,666	9,462	556
Increase (decrease) in cash, cash equivalents and restricted cash	(337)	(468)	(1,952)	7,134	1,120	(122)
Cash, cash equivalents and restricted cash at beginning of year	739	1,207	7,141	7	7	129
Cash, cash equivalents and restricted cash at end of year	402	739	5,189	7,141	1,207	7
Conversion of Convertible Notes into Common Stock				3,955	3,955
Issuance costs related to warrants		$ 250